Stock-based Compensation (Summary of Compensation Costs under the BIP Trust) (Detail) - Board Incentive Plan [Member] ¥ in Millions	12 Months Ended
Mar. 31, 2017 JPY (¥)
The BIP Trust I [Member]
Stock-based Compensation [Line Items]
Compensation costs	¥ 1,238
Tax benefit	379
Unrecognized compensation costs	1,617
The BIP Trust II [Member]
Stock-based Compensation [Line Items]
Compensation costs	1,039
Tax benefit	318
Unrecognized compensation costs	346
The BIP Trust III [Member]
Stock-based Compensation [Line Items]
Compensation costs	2,112
Tax benefit	¥ 385